CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from Operating Activities:
Net income	$ 1,870,068	$ 15,556,968	$ 9,169,605	$ 24,256,284
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account	(5,734,105)	(528,157)	(21,694)	(5,091,197)
Changes in fair value of warrant liability and sponsor loans	(606,200)	(15,696,000)	(11,431,645)	(21,332,800)
Fair value of Private Placement Warrants in excess of purchase price			886,420
Offering costs attributable to warrant liability			1,035,747
Changes in operating assets and liabilities:
Prepaid expenses	159,371	160,445	(720,467)	389,014
Due to related party	(5,850)	4,718	2,727	7,297
Accrued income taxes	33,626	57,969		485,207
Accounts payable and accrued expenses	2,550,078	(229,379)	224,438	(229,869)
Net cash used in operating activities	(1,733,012)	(673,436)	(854,869)	(1,516,064)
Cash flows from Investing Activities:
Cash withdrawn from Trust Account to pay taxes	1,911,013			822,658
Cash withdrawn from Trust Account in connection with redemptions	317,387,323
Investment of cash in Trust Account			(351,900,000)
Net cash provided by investing activities	319,298,336		(351,900,000)	822,658
Cash flows from Financing Activities:
Redemption of Common Stock	(317,387,323)
Proceeds from sale of Units, net of underwriters' discount			338,100,000
Proceeds from issuance of sponsor loans			6,900,000
Proceeds from sale of common stock to initial shareholders			25,000
Proceeds from issuance of promissory note to related party			175,000
Payment of offering costs			(455,576)
Repayment of promissory note to related party			(175,000)
Net cash used in financing activities	(317,387,323)		353,969,424
Net change in cash	178,001	(673,436)	1,214,555	(693,406)
Cash, beginning of the period	521,149	1,214,555	0	1,214,555
Cash, end of the period	699,150	541,119	1,214,555	521,149
Non-cash financing transactions:
Increase in redemption value of shares subject to possible redemption	4,450,363	$ 218,133		$ 3,743,935
Non-cash contribution - non-redemption agreements	884,554
Excise tax payable attributable to redemption of common stock	$ 3,173,873
Initial classification of warrant liability			28,676,645
Deferred Underwriting Fee Payable			12,075,000
Offering costs included in accounts payable and accrued offering expenses			$ 85,000